Segment Information - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) Segment	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of operating segments [line items]
Increase in earnings before tax	€ 37
Decrease in fair value	61
Decrease in impairment charges	24
Impact of net income due to measurement assumption	0
Other income /(charges) expense due to model and assumption updates	121	€ 276
Gain (charge) before tax due to actuarial assumption and model updates		276	€ 118
Losses on change in fair value on economic hedges	(545)	(1,159)	239
Ineffectiveness fair value hedge	7	2	12
Impairment charges and reversals on financial assets, excluding receivables	41	42	59
Impairment charges and reversals on non-financial assets and receivables	36		36
Commissions and expenses [member]
Disclosure of operating segments [line items]
Restructuring charges	279	116	54
Amortization of deferred expenses	67	285	137
Amortization of VOBA and future servicing rights	(20)	(94)	8
Commissions and expense include a DPAC/VOBA fair value adjustment	(88)	135	105
Impairment (charges) reversals [member]
Disclosure of operating segments [line items]
Impairment charges and reversals on financial assets, excluding receivables	41	42	59
Impairment charges and reversals on non-financial assets and receivables	€ 19	(1)	38
Bottom of range [member]
Disclosure of operating segments [line items]
Long-term expected return on assets rate	3.00%
Top of range [member]
Disclosure of operating segments [line items]
Long-term expected return on assets rate	10.00%
Non-cash changes [member]
Disclosure of operating segments [line items]
Gain (losses) on over- or underperformance of derivatives	€ 3	9	8
Losses on change in fair value on economic hedges	(77)	(145)	(297)
Ineffectiveness fair value hedge	€ 7	€ 2	€ 12
Asset management [member]
Disclosure of operating segments [line items]
Number of operating segments | Segment	1
Holding and other activities [member]
Disclosure of operating segments [line items]
Number of operating segments | Segment	1
Americas [member]
Disclosure of operating segments [line items]
Number of operating segments | Segment	1
Other income /(charges) expense due to model and assumption updates	€ (6)
Americas [member] | Americas Life mortality [member]
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates	(164)
Americas [member] | New expense allocation methodology [member]
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates	€ 158
Asia [member]
Disclosure of operating segments [line items]
Number of operating segments | Segment	1
The Netherlands [member]
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates	€ (111)
The Netherlands [member] | Population mortality [member]
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates	(219)
The Netherlands [member] | TKP UL Model [member]
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates	€ 108
The Netherlands [member] | Bottom of range [member] | Population mortality [member]
Disclosure of operating segments [line items]
Lowering of IFRS ultimate forward rate	3.65%
The Netherlands [member] | Top of range [member] | Population mortality [member]
Disclosure of operating segments [line items]
Lowering of IFRS ultimate forward rate	4.25%